consolidated statements of cash flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net income	$ 867	$ 1,718
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	4,069	3,452
Deferred income taxes	(140)	31
Share-based compensation expense, net	117	122
Net employee defined benefit plans expense	72	101
Employer contributions to employee defined benefit plans	(28)	(44)
Non-current contract assets	17	(21)
Non-current unbilled customer finance receivables	(66)	(26)
Unrealized changes in virtual power purchase agreements forward element		(193)
Loss from equity accounted investments and other	26	7
Other	(109)	(143)
Net change in non-cash operating working capital	(326)	(193)
Cash provided by operating activities	4,499	4,811
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences	(3,182)	(3,647)
Cash payments for spectrum licences	(29)
Cash payments for acquisitions, net	(1,289)	(1,547)
Advances to, and investment in, real estate joint ventures and associates	(138)	(21)
Real estate joint venture receipts	10	5
Proceeds on disposition	12	16
Investment in portfolio investments and other	(132)	(214)
Cash used by investing activities	(4,748)	(5,408)
FINANCING ACTIVITIES
Dividends paid to holders of Common Shares	(1,315)	(1,188)
Issue (repayment) of short-term borrowings, net	(2)	(17)
Long-term debt issued	9,223	10,271
Redemptions and repayment of long-term debt	(7,690)	(8,049)
Shares of subsidiary purchased from non-controlling interests, net	(57)	(123)
Other	(20)	(46)
Cash provided by financing activities	139	848
CASH POSITION
Increase (decrease) in cash and temporary investments, net	(110)	251
Cash and temporary investments, net, beginning of period	974	723
Cash and temporary investments, net, end of period	864	974
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	(1,196)	(816)
Interest received	23	17
Income taxes paid, net	$ (389)	$ (519)